Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Sep. 29, 2018
NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:<br/>Fidelity Advisor® High Income Fund/Z
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Managing the fund to have similar credit quality distribution to an index representing the overall high yield bond market, which as of October 31, 2017, was The BofA Merrill Lynch℠ US High Yield Constrained Index.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns* Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	14.09%	June 30, 2009
Lowest Quarter Return	-19.11%	December 31, 2008
Year-to-Date Return	-0.38%	June 30, 2018

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2017

* The returns shown above are for Class I, which is not offered through this prospectus. Class Z would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Class Z's returns would differ from Class I's returns to the extent that the classes do not have the same expenses.

NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	214
5 years	rr_ExpenseExampleYear05	373
10 years	rr_ExpenseExampleYear10	$ 835
NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund | Fidelity Advisor High Income Fund -Class I
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(24.71%)
2009	rr_AnnualReturn2009	42.08%
2010	rr_AnnualReturn2010	13.81%
2011	rr_AnnualReturn2011	4.23%
2012	rr_AnnualReturn2012	14.22%
2013	rr_AnnualReturn2013	5.99%
2014	rr_AnnualReturn2014	1.00%
2015	rr_AnnualReturn2015	(3.12%)
2016	rr_AnnualReturn2016	14.22%
2017	rr_AnnualReturn2017	6.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.11%)
NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund | Return Before Taxes | Fidelity Advisor High Income Fund -Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® High Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	6.94%
Past 5 years	rr_AverageAnnualReturnYear05	4.84%
Past 10 years	rr_AverageAnnualReturnYear10	6.26%
NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund | After Taxes on Distributions | Fidelity Advisor High Income Fund -Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® High Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	4.56%
Past 5 years	rr_AverageAnnualReturnYear05	2.03%
Past 10 years	rr_AverageAnnualReturnYear10	3.45%
NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor High Income Fund -Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Advisor® High Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	3.90%
Past 5 years	rr_AverageAnnualReturnYear05	2.47%
Past 10 years	rr_AverageAnnualReturnYear10	3.66%
NF_FA High Income Fund_Class Z PRO-01 | Fidelity Advisor® High Income Fund | ICE® BofAML® US High Yield Constrained Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	7.48%
Past 5 years	rr_AverageAnnualReturnYear05	5.81%
Past 10 years	rr_AverageAnnualReturnYear10	7.96%

[1]	Based on estimated amounts for the current fiscal year.